Fair value measurement	6 Months Ended
Jun. 30, 2024
Disclosure Of Fair Value Measurement [Line Items]
Disclosure Of Fair Value Measurement Explanatory
Note 10

Fair value measurement
a) Fair value hierarchy
The fair

value hierarchy

classification of

financial and

non-financial assets

and liabilities

measured at

fair value

is
summarized in the table below.
During the

first six

months of

2024,

assets and

liabilities that

were

transferred from

Level 2 to

Level 1, or

from
Level 1 to Level 2, and were held for the entire

reporting period were not material.

Determination of fair values from quoted market

prices or valuation techniques
1
30.6.24 31.3.24 31.12.23
USD m Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total
Financial assets measured at fair value on a recurring basis
Financial assets at fair value held for trading
124,602 29,381 8,042 162,025 116,980 30,734 12,390 160,104 118,975 28,045 22,613 169,633
of which: Equity instruments
112,416 827 185 113,429 103,929 344 247 104,520 102,602 1,403 321 104,325
of which: Government bills / bonds 5,603 5,319 75 10,997 5,972 6,652 35 12,659 6,995 8,763 73 15,830
of which: Investment fund units
5,677 1,222 240 7,139 6,022 1,943 234 8,198 8,392 1,124 129 9,645
of which: Corporate and municipal bonds
896 16,569 900 18,365 1,052 16,152 1,045 18,250 984 12,801 1,284 15,069
of which: Loans 0 5,246 6,419 11,666 0 5,499 10,606 16,105 0 3,837 19,618 23,456
of which: Asset-backed securities 10 192 169 370 4 139 119 262 3 112 133 248
Derivative financial instruments
836 136,437 2,325 139,597 1,146 155,710 2,373 159,229 622 172,903 2,559 176,084
of which: Foreign exchange 331 50,521 121 50,974 416 61,337 197 61,951 347 78,060 253 78,659
of which: Interest rate 0 48,437 403 48,840 0 52,144 402 52,546 0 55,190 407 55,597
of which: Equity / index
0 32,239 1,154 33,392 0 36,489 1,186 37,675 0 34,174 1,299 35,473
of which: Credit
0 2,553 478 3,031 0 2,590 434 3,024 0 3,456 513 3,969
of which: Commodities 3 2,563 16 2,582 7 3,001 2 3,011 1 1,869 13 1,883
Brokerage receivables
0 25,273 0 25,273 0 22,796 0 22,796 0 21,037 0 21,037
Financial assets at fair value not held for trading 34,766 80,555 7,945 123,266 31,065 59,843 8,704 99,612 30,717 64,865 8,435 104,018
of which: Financial assets for unit-linked
investment contracts
16,957 6 0 16,963 16,458 25 0 16,482 15,877 7 0 15,884
of which: Corporate and municipal bonds
61 14,338 210 14,609 60 14,532 217 14,809 62 16,722 215 17,000
of which: Government bills / bonds
17,262 7,817 0 25,079 14,065 7,019 0 21,083 14,306 4,801 0 19,107
of which: Loans 0 3,699 2,553 6,252 0 3,710 2,167 5,878 0 4,252 2,258 6,510
of which: Securities financing transactions 0 53,069 268 53,337 0 32,840 98 32,938 0 36,857 52 36,909
of which: Asset-backed securities
0 1,108 500 1,608 0 1,169 500 1,668 0 1,525 180 1,704
of which: Auction rate securities
0 0 191 191 0 0 1,211 1,211 0 0 1,208 1,208
of which: Investment fund units 395 421 670 1,486 371 458 688 1,517 367 548 678 1,592 of which: Equity instruments
92 5 2,896 2,993 111 1 3,017 3,130 105 38 3,097 3,241
Financial assets measured at fair value through other comprehensive income on a recurring basis
Financial assets measured at fair value through
other comprehensive income 62 2,105 0 2,167 67 2,011 0 2,078 68 2,165 0 2,233 of which: Commercial paper and certificates
of deposit
0 1,891 0 1,891 0 1,783 0 1,783 0 1,948 0 1,948
of which: Corporate and municipal bonds
62 205 0 267 67 179 0 246 68 207 0 276
Non-financial assets measured at fair value on a recurring basis
Precious metals and other physical commodities 6,445 0 0 6,445 6,466 0 0 6,466 5,930 0 0 5,930
Non-financial assets measured at fair value on a non-recurring basis
Other non-financial assets
2
0 0 43 43 0 0 35 35 0 0 31 31
Total assets measured at fair value 166,712
273,750 18,354 458,817 155,725 271,093 23,502 450,320 156,312 289,015 33,639 478,966

Determination of fair values from quoted market

prices or valuation techniques (continued)
1
30.6.24 31.3.24 31.12.23
USD m Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total
Financial liabilities measured at fair value on a recurring basis
Financial liabilities at fair value held for trading 24,476 8,906 111 33,493 26,785 8,771 202 35,758 27,684 6,315 161 34,159
of which: Equity instruments
16,956 417 66 17,438 18,996 294 66 19,356 18,266 248 92 18,606
of which: Corporate and municipal bonds
33 7,118 35 7,186 34 6,966 132 7,132 28 4,981 62 5,071
of which: Government bills / bonds
6,171 1,260 5 7,437 6,596 1,232 0 7,828 8,559 905 0 9,464
of which: Investment fund units
1,315 38 4 1,357 1,159 216 3 1,378 832 118 4 954
Derivative financial instruments 876 143,744 4,448 149,069 967 156,208 5,867 163,042 771 185,815 5,595 192,181
of which: Foreign exchange 326 51,640 48 52,014 372 58,684 51 59,107 457 89,394 36 89,887
of which: Interest rate
0 47,021 243 47,264 0 49,966 307 50,273 0 52,673 246 52,920
of which: Equity / index
0 38,001 3,379 41,380 0 41,522 4,302 45,825 0 38,046 3,333 41,380
of which: Credit 0 3,456 371 3,827 0 3,205 525 3,731 0 4,081 619 4,700
of which: Commodities
2 1,951 14 1,967 3 2,618 20 2,642 0 1,437 21 1,458
of which: Loan commitments measured at
FVTPL
3 0 1,547 288 1,835 0 127 555 682 0 135 1,037 1,172
Financial liabilities designated at fair value on a recurring basis
Brokerage payables designated at fair value
0 46,198 0 46,198 0 46,628 0 46,628 0 42,522 0 42,522
Debt issued designated at fair value
0 100,223 12,986 113,209 0 102,823 13,983 116,806 0 113,012 15,276 128,289
Other financial liabilities designated at fair value 0 28,484 3,391 31,875 0 25,490 2,650 28,140 0 26,878 2,606 29,484
of which: Financial liabilities related to unit-
linked investment contracts
0 17,080 0 17,080 0 16,612 0 16,612 0 15,992 0 15,992
of which: Securities financing transactions 0 7,699 0 7,699 0 5,121 0 5,121 0 7,416 0 7,416 of which: Over-the-counter debt instruments
and others
0 3,705 3,391 7,096 0 3,757 2,650 6,407 0 3,471 2,606 6,076
Total liabilities measured at fair value
25,352 327,555 20,936 373,844 27,752 339,920 22,703 390,374 28,454 374,542 23,638 426,635
1 Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are not included in

this table. The fair value of these derivatives was not material for the periods presented.

2 Other non-financial assets primarily consist of properties and other non-current assets held for sale,

which are measured at the lower of their net

carrying amount or fair value less costs to

sell.

3 The balance as
of 30 June 2024 also includes UBS’s funding obligation arising from the offer by the Credit Suisse supply chain finance funds to redeem the outstanding units which was accounted for as a derivative liability (refer to
note 15).
b) Valuation adjustments
The table below summarizes the changes

in deferred day-1 profit or loss reserves during the

relevant period.

Deferred day-1 profit or loss is generally released into
Other net income from financial instruments measured

at fair
value

through

profit

or

loss

when

the

pricing

of

equivalent

products

or

the

underlying

parameters

become
observable or when the transaction is closed out.

Deferred day-1 profit or loss reserves
For the quarter ended Year-to-date
USD m 30.6.24 31.3.24 30.6.23 30.6.24 30.6.23
Reserve balance at the beginning of the period 384 404 399 404 422
Profit / (loss) deferred on new transactions 59 42 78 101 169
(Profit) / loss recognized in the income statement (55) (62) (75) (116) (188)
Foreign currency translation (1) 0 (1) (1) (1)
Reserve balance at the end of the period 388 384 402 388 402
The table below summarizes other valuation

adjustment reserves recognized on the

balance sheet.

Other valuation adjustment reserves on the

balance sheet
As of
USD m 30.6.24 31.3.24 31.12.23
Own credit adjustments on financial liabilities designated at fair value
1
(1,062) (1,315) (1,287)
of which: debt issued designated at fair value (1,085) (1,334) (1,297)
of which: other financial liabilities designated at fair value 23 19 10
Credit valuation adjustments
2
(104) (118) (145)
Funding and debit valuation adjustments (81) (107) (116)
Other valuation adjustments (1,745) (2,135) (2,654)
of which: liquidity (1,230) (1,588) (2,051)
of which: model uncertainty (516) (547) (603)
1 Own credit adjustments on financial liabilities designated at fair value includes amounts for TLAC notes.

2 Amount does not include reserves against defaulted counterparties.
c) Level 3 instruments: valuation techniques

and inputs
The

table

below

presents material

Level 3

assets

and

liabilities,

together

with

the

valuation

techniques

used

to
measure fair value,

as well as

the inputs used

in a given

valuation technique that are

considered significant as of
30 June 2024 and unobservable, and a range

of values for those unobservable inputs.
The range of values

represents the highest- and

lowest-level inputs used in the valuation

techniques. Therefore, the
range does not reflect the level of uncertainty regarding a particular input or an assessment of the reasonableness of the Group’s estimates and assumptions, but rather the different underlying characteristics of the relevant assets and
liabilities held by the Group.

The significant unobservable

inputs disclosed in

the table below

are consistent with

those included in

“Note 21 Fair
value measurement” in the “Consolidated financial

statements” section of the UBS Group

Annual Report 2023.

Valuation techniques and inputs

used in the fair value measurement of Level

3 assets and liabilities
Fair value
Significant unobservable
input(s)
1
Range of inputs
Assets Liabilities
Valuation technique(s)
30.6.24 31.12.23
USD bn 30.6.24 31.12.23 30.6.24 31.12.23 low high
weighted
average
2
low high
weighted
average
2
unit
1
Financial assets and liabilities at fair value held for

trading and Financial assets at fair value not held for

trading
Corporate and municipal
bonds 1.1 1.5 0.0 0.1
Relative value to
market comparable Bond price equivalent 19 126 95 5 126 99 points
Discounted expected
cash flows Discount margin 243 3,055 687 135 491 463
basis
points
Traded loans,

loans
designated at fair value
and guarantees 9.3 22.0 0.0 0.0
Relative value to
market comparable Loan price equivalent 1 114 74 1 120 88 points
Discounted expected
cash flows Credit spread 19 1,779 367 19 2,681 614
basis
points
Investment fund units
3
0.9 0.8 0.0 0.0
Relative value to
market comparable Net asset value
Equity instruments
3
3.1 3.4 0.1 0.1
Relative value to
market comparable Price
Debt issued designated at
fair value
4
13.0 15.3
Other financial liabilities
designated at fair value 3.4 2.6
Discounted expected
cash flows Funding spread 106 201 51 201
basis
points
Derivative financial instruments
Interest rate 0.4 0.4 0.2 0.2 Option model Volatility of interest rates 48 149 45 154 basis
points
Volatility of inflation 1 6 1 6%
IR-to-IR correlation 71 99 4 100%
Credit 0.5 0.5 0.4 0.6
Discounted expected
cash flows
Credit spreads

3 2,967 1 2,421
basis
points
Credit correlation 50 66 50 66%
Credit volatility 60 60 60 60%
Recovery rates 0 100 14 100%
Equity / index 1.2 1.3 3.4 3.3 Option model Equity dividend yields 0 19 0 17%
Volatility of equity stocks,
equity and other indices 4 135 4 142%
Equity-to-FX correlation (40) 77 (40) 77%
Equity-to-equity correlation 10 100 (50) 100%
Loan commitments
measured at FVTPL
0.3 1.0
Relative value to
market comparable
Loan price equivalent 15 100 35 102 points
1 The ranges of significant unobservable inputs are represented in points, percentages and basis points.

Points are a percentage of par (e.g., 100 points would be 100% of par).

2 Weighted averages are provided for
most non-derivative financial instruments and were calculated by weighting inputs based on the

fair values of the respective instruments. Weighted averages are not provided for inputs related

to Other financial liabilities
designated at fair value

and Derivative financial instruments,

as this would not

be meaningful.

3 The range

of inputs is not

disclosed, as there is

a dispersion of values

given the diverse nature

of the investments.

4 Debt issued designated at fair value primarily consists of UBS structured notes, which include variable maturity notes with various equity and foreign exchange underlying risks, as well as rates-linked and credit-linked notes, all of

which have embedded

derivative parameters

that are considered

to be unobservable.

The equivalent

derivative instrument paramet

ers for debt issued

or embedded derivatives

for over-the-counter

debt
instruments are presented in the respective derivative financial instruments lines in this table.
d) Level 3 instruments: sensitivity to changes

in unobservable input assumptions
The table below summarizes those financial assets and liabilities classified as Level 3 for which a change in one or
more of

the unobservable

inputs to

reflect reasonably

possible alternative

assumptions would

change fair

value
significantly, and the estimated effect thereof.

The

sensitivity data

shown below

presents an

estimation of

valuation uncertainty

based

on

reasonably possible
alternative values for Level 3

inputs at the balance sheet

date and does not represent

the estimated effect of stress
scenarios. Typically,

these financial

assets and

liabilities are

sensitive to

a combination

of inputs

from Levels 1–3.
Although well-defined interdependencies may exist

between Level 1 / 2 parameters and

Level 3 parameters (e.g.,
between interest rates,

which are generally

Level 1 or Level 2,

and prepayments,

which are generally

Level 3), these
have not been incorporated

in the table. Furthermore,

direct interrelationships between

the Level 3 parameters are
not a significant element of the valuation uncertainty.

Sensitivity of fair value measurements to changes

in unobservable input assumptions
1
30.6.24 31.3.24 31.12.23
USD m
Favorable

changes
Unfavorable

changes
Favorable

changes
Unfavorable

changes
Favorable

changes
Unfavorable

changes
Traded loans, loans measured at fair value and guarantees 453 (433) 441 (407) 635 (600)
Securities financing transactions 34 (31) 37 (33) 30 (32)
Auction rate securities 8 (6) 39 (25) 67 (21)
Asset-backed securities 44 (48) 54 (58) 39 (36)
Equity instruments 428 (403) 447 (428) 430 (413)
Investment fund units 140 (141) 142 (144) 135 (137)
Loan commitments measured at FVTPL 85 (110) 148 (176) 313 (343)
Interest rate derivatives, net 139 (81) 209 (102) 217 (103)
Credit derivatives, net 124 (128) 117 (117) 140 (131)
Foreign exchange derivatives, net 3 (4) 4 (4) 5 (4)
Equity / index derivatives, net 651 (546) 563 (498) 521 (443)
Other 83 (90) 126 (141) 281 (276)
Total 2,192 (2,021) 2,327 (2,133) 2,815 (2,538)
1 Sensitivity of issued and over-the-counter debt instruments is reported with the equivalent derivative or Other.
e) Level 3 instruments: movements during

the period
The table below presents additional information about material Level 3 assets and liabilities measured at fair value on a recurring basis. Level 3 assets and liabilities

may be hedged with instruments

classified as Level 1 or Level 2 in
the fair

value hierarchy

and, as

a

result,

realized and

unrealized gains

and losses

included in

the table

may not
include the effect of related hedging

activity. Furthermore, the realized and unrealized gains and losses presented
in the table are not

limited solely to those

arising from Level 3 inputs,

as valuations are generally

derived from both
observable and unobservable parameters.
Assets

and

liabilities

transferred

into

or

out

of

Level 3

are

presented

as

if

those

assets

or

liabilities

had

been
transferred on 1 January 2024.

Movements of Level 3 instruments
USD bn
Balance
at the

beginning
of the
period
Credit
Suisse
Level 3
assets and
liabilities
acquired
Net gains /
losses
included in
compre-
hensive
income
1
of which:
related to
instruments
held at the
end of the
period Purchases Sales Issuances Settlements
Transfers

into

Level 3
Transfers

out of

Level 3
Foreign

currency

translation
Balance
at the
end
of the
period
For the six months ended 30 June 2024
2
Financial assets at fair value held for
trading 22.6 0.3 (0.3) 0.9 (11.6) 0.8 (5.7) 1.6 (0.7) (0.1) 8.0
of which: Equity instruments 0.3 (0.0) (0.0) 0.0 (0.0) 0.0 (0.0) 0.0 (0.1) (0.0) 0.2
of which: Corporate and municipal
bonds 1.3 (0.1) (0.0) 0.3 (0.5) 0.0 0.0 0.0 (0.1) (0.0) 0.9
of which: Loans 19.6 0.5 (0.2) 0.4 (9.9) 0.8 (5.7) 1.4 (0.6) (0.1) 6.4
Derivative financial instruments –
assets 2.6 (0.0) 0.0 0.0 (0.0) 0.6 (0.5) 0.3 (0.6) (0.0) 2.3 of which: Interest rate 0.4 0.0 0.1 0.0 (0.0) 0.0 (0.1) 0.1 (0.0) 0.0 0.4 of which: Equity / index 1.3 (0.0) (0.0) 0.0 (0.0) 0.5 (0.2) 0.1 (0.4) (0.0) 1.2
of which: Credit 0.5 (0.1) (0.0) 0.0 (0.0) 0.1 (0.1) 0.1 (0.0) (0.0) 0.5
Financial assets at fair value not held
for trading 8.4 (0.2) (0.3) 0.3 (0.2) 1.1 (1.7) 0.5 (0.2) (0.1) 7.9
of which: Loans 2.3 (0.1) (0.1) 0.2 (0.0) 0.7 (0.3) 0.0 (0.1) (0.1) 2.6
of which: Auction rate securities 1.2 0.0 (0.0) 0.0 0.0 0.0 (1.1) 0.0 0.0 0.0 0.2 of which: Equity instruments 3.1 (0.1) (0.1) 0.0 (0.1) 0.0 0.0 0.0 0.0 (0.1) 2.9
Derivative financial instruments –
liabilities 5.6 (0.8) (0.3) 0.0 (0.2) 1.7 (1.4) 0.3 (0.6) (0.0) 4.4
of which: Interest rate 0.2 (0.1) 0.1 0.0 (0.0) 0.0 (0.0) 0.1 (0.0) 0.0 0.2 of which: Equity / index 3.3 0.0 0.0 0.0 (0.1) 1.5 (1.1) 0.2 (0.5) (0.0) 3.4 of which: Credit 0.6 (0.1) (0.1) 0.0 (0.0) 0.1 (0.2) 0.0 (0.0) (0.0) 0.4
of which: Loan commitments
measured at FVTPL 1.0 (0.6) (0.2) 0.0 (0.1) 0.0 (0.0) 0.0 0.0 (0.0) 0.3
Debt issued designated at fair value 15.3 (0.4) (0.0) 0.0 0.0 3.0 (2.9) 0.7 (2.7) (0.1) 13.0
Other financial liabilities designated at
fair value 2.6 (0.1) (0.0) 0.0 (0.0) 1.1 (0.5) 0.4 (0.1) (0.0) 3.4

For the six months ended 30 June 2023
3
Financial assets at fair value held for
trading 1.5 26.2 (0.5) (0.6) 0.5 (1.9) 1.1 0.0 0.1 (0.3) 0.0 26.7
of which: Investment fund units 0.1 0.1 (0.0) (0.0) 0.0 (0.0) 0.0 0.0 0.0 (0.0) (0.0) 0.1
of which: Corporate and municipal
bonds 0.5 1.1 (0.4) (0.4) 0.3 (0.6) 0.0 0.0 0.0 (0.0) 0.0 1.0
of which: Loans 0.6 23.1 (0.1) (0.1) 0.0 (1.1) 1.1 0.0 (0.0) (0.2) (0.0) 23.5
Derivative financial instruments –
assets 1.5 1.4 (0.1) (0.1) 0.0 (0.0) 0.5 (0.3) 0.1 (0.2) 0.0 3.0
of which: Interest rate 0.5 0.2 0.1 0.1 0.0 0.0 0.1 (0.0) 0.0 (0.0) (0.0) 0.8 of which: Equity / index 0.7 0.5 (0.1) (0.1) 0.0 (0.0) 0.3 (0.2) 0.0 (0.2) (0.0) 1.1
of which: Credit 0.3 0.2 (0.0) (0.0) 0.0 (0.0) 0.1 (0.0) 0.0 (0.0) 0.0 0.6
Financial assets at fair value not held
for trading 3.7 4.2 0.0 0.0 0.5 (0.4) 0.0 (0.0) 0.1 (0.1) 0.0 8.0
of which: Loans 0.7 0.8 0.0 0.0 0.2 (0.0) 0.0 (0.0) 0.0 (0.1) (0.0) 1.6
of which: Auction rate securities 1.3 0.0 0.0 0.0 0.0 (0.0) 0.0 0.0 0.0 0.0 0.0 1.3 of which: Equity instruments 0.8 2.1 (0.0) (0.0) 0.2 (0.1) 0.0 0.0 0.0 0.0 0.0 3.1
Derivative financial instruments –
liabilities 1.7 4.5 0.4 0.3 0.0 (0.2) 0.8 (0.4) 0.1 (0.3) 0.0 6.6
of which: Interest rate 0.1 0.2 0.0 0.0 0.0 0.0 0.1 (0.1) 0.0 0.0 0.0 0.4 of which: Equity / index 1.2 1.7 0.5 0.5 0.0 (0.0) 0.6 (0.3) 0.0 (0.1) 0.0 3.7 of which: Credit 0.3 0.3 0.0 0.0 0.0 (0.0) 0.1 (0.0) 0.1 (0.2) (0.0) 0.6
of which: Loan commitments
measured at FVTPL 0.0 2.0 (0.2) (0.2) 0.0 (0.2) 0.0 0.0 0.0 0.0 0.0 1.6
Debt issued designated at fair value 10.5 8.5 0.4 0.4 0.0 0.0 2.4 (2.5) 0.6 (0.8) (0.0) 19.1
Other financial liabilities designated at
fair value 0.7 2.1 0.0 0.0 0.0 0.0 0.2 (0.1) 0.0 (0.0) (0.0) 3.0
1 Net gains / losses included

in comprehensive income are recognized

in Net interest income and

Other net income from financial

instruments measured at fair value

through profit or loss in

the Income statement,
and also in

Gains / (losses)

from own credit

on financial

liabilities designated

at fair value,

before tax

in the Statement

of comprehensive

income.

2 Total

Level 3 assets as

of 30 June

2024 were

USD
18.4 bn
(31 December 2023: USD 33.6
bn). Total Level 3

liabilities as of

30 June 2024 were

USD
20.9
bn (31 December 2023:

USD
23.6
bn).

3 Comparative-period information

has been revised.

Please refer to

“Note 2
Accounting for the acquisition of the Credit Suisse Group” in the UBS Group Annual Report 2023 for more information about the IFRS 3 measurement period adjustments.
f) Financial instruments not measured

at fair value
The table

below reflects

the estimated

fair values

of financial

instruments not

measured at

fair value.

Valuation
principles applied

when determining fair

value estimates for

financial instruments not

measured at

fair value

are
consistent with those described in “Note 21

Fair value measurement” in the “Consolidated financial statements”
section of the UBS Group Annual Report 2023.

Financial instruments not measured at fair value
30.6.24 31.3.24 31.12.23
USD bn
Carrying
amount Fair value
Carrying
amount
1
Fair value
Carrying
amount
1
Fair value
Assets
Cash and balances at central banks 248.3 248.3 271.4 271.4 314.1 314.1
Amounts due from banks 22.0 22.0 22.1 22.1 21.1 21.2
Receivables from securities financing transactions measured at amortized cost
82.0 82.0 101.6 101.7 99.0 99.0
Cash collateral receivables on derivative instruments 43.6 43.6 46.7 46.7 50.1 50.1
Loans and advances to customers 599.1 594.6 605.1 600.0 639.7 633.5
Other financial assets measured at amortized cost 60.4 58.2 62.7 60.6 65.5 63.9
Liabilities
Amounts due to banks 26.8 26.8 47.9 47.8 71.0 71.0
Payables from securities financing transactions measured at amortized cost 14.9 14.9 13.0 12.9 14.4 14.4
Cash collateral payables on derivative instruments 32.8 32.8 37.3 37.3 41.6 41.5
Customer deposits 756.8 757.3 764.0 764.8 792.0 792.9
Debt issued measured at amortized cost 229.2 233.8 226.3 230.9 237.8 241.3
Other financial liabilities measured at amortized cost
2
16.3 16.2 16.2 16.0 15.3 15.2
1 Comparative-period information has been revised. Refer to Note 2 for more information.

2 Excludes lease liabilities.